Share capital - Summary of Outstanding Common Shares (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares
NUMBER OF SHARES
Shares issued under employee stock option plan (in shares) | shares	4,603,861	506,828
Shares issued under employee stock option plan	$ 262	$ 26
Common shares
NUMBER OF SHARES
Stated capital beginning of period	20,390
Stated capital end of period	$ 20,662	$ 20,390
Issued capital | Common shares
NUMBER OF SHARES
Number of shares beginning of period (in shares) | shares	904,415,010	903,908,182
Stated capital beginning of period	$ 20,390	$ 20,363
Shares issued under employee stock option plan (in shares) | shares	4,603,861	506,828
Shares issued under employee stock option plan	$ 272	$ 27
Number of shares end of period (in shares) | shares	909,018,871	904,415,010
Stated capital end of period	$ 20,662	$ 20,390